INTERIM CONSOLIDATED STATEMENTS OF CASH FLOWS (Q1) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018
Cash flows from operating activities:
Net loss	$ (15,507)	$ (7,391)	$ (52,931)
Adjustments to the profit or loss items:
Depreciation of property, plant and equipment and right-of-use assets	542	49	269
Financial income, net	(191)	0	(858)
Cost of share-based compensation	1,091	844	3,575
Change in employee benefit liabilities, net	12	(16)	(15)
Interest received	0	(13)	0
Amortization of premium on available-for-sale financial assets	50	81	272
Revaluation of financial derivatives	3,906	400	17,600
Revaluation of liability to IIA	568	412	2,037
Adjustments to reconcile profit (loss)	5,978	1,757	22,880
Changes in asset and liability items:
Increase in prepaid expenses and other current assets and other assets	409	100	942
Decrease in trade payables	(844)	(1,538)	(405)
Increase - in accrued expenses and other payables	21	260	2,296
Cash flows from (used in) operations	(414)	(1,178)	2,833
Cash received during the year for:
Interest received	521	13	792
Interest paid	(28)	0	0
Net cash used in operating activities	(9,450)	(6,799)	(26,426)
Cash flows from investing activities:
Purchase of property and equipment	(350)	(231)	(1,645)
Purchase of available-for-sale financial assets	0	0	(10,905)
Proceed from sale of available-for-sale financial assets	13,893	4,984	4,949
Proceeds from bank deposits	0	5,000	5,000
Investment in restricted bank deposits	0	0	(150)
Net cash (used in) provided by investing activities	13,543	9,753	(2,751)
Cash flows from financing activities:
Receipt of grants from the IIA	0	1,652	612
Proceeds from initial public offering, net		0	47,479
Payments for share issue expenses	(238)
Payment of lease liabilities	(440)	0	0
Exercise of options	0	0	2
Net cash (used in) provided by financing activities	(678)	1,652	48,093
Exchange differences on balances of cash and cash equivalents	62	0	31
Increase in cash and cash equivalents	3,477	4,606	18,947
Cash and cash equivalents at beginning of period	40,272	21,325	21,325
Cash and cash equivalents at end of period	43,749	25,931	40,272
Significant non-cash transactions:
IIA liability for grants to be received	0	130	0
Exercise of warrants liabilities to equity	2,924	0	3,851
Purchase of property, plant and equipment on credit	199	0	0
Issuance expenses on credit	$ 0	$ 0	$ 238